Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
16. Commitments and Contingencies

Litigation

The Company is not party to any litigation or other legal proceedings that the Company believes could reasonably be expected to have a material adverse effect on the Company's business, results of operations and financial condition.

Operating Leases

The Company has several non-cancelable operating leases, primarily for facilities, that expire over the next 10 years. These leases generally contain renewal options and require the Company to pay all executory costs such as maintenance and insurance. The Company recognized $54.9 million, $52.5 million and $52.2 million in rental expense, including rates, for the years ended December 31, 2013, December 31, 2012 and December 31, 2011 respectively. Future minimum rental commitments for operating leases with non-cancelable terms in excess of one year are as follows:

Minimum rental payments
(in thousands)
2014	$36,070
2015	31,815
2016	25,993
2017	17,013
2018	12,704
Thereafter	40,224
Total	$163,819